UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2007

Item 1:                                  Report to Shareholders.

2007

LORD ABBETT

ANNUAL REPORT

Lord Abbett Affiliated Fund

For the fiscal year ended October 31, 2007

Lord Abbett Affiliated Fund Annual Report

For the fiscal year ended October 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's performance for the fiscal year ended October 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended October 31, 2007?

A: Despite a notable rise in volatility, equities (as measured by the S&P 500® Index1) generated a total return of 14.6% in the fiscal year ended October 2007. Furthermore, investors remained optimistic regarding the outlook for corporate earnings; the investor consensus estimate for 2008 earnings for the S&P 500 Index was 14.1% above the consensus for 2007 earnings. Growth (as measured by the S&P Composite Growth Index2) outperformed value (as measured by the S&P Composite Value Index2) and the performance of mid cap companies (as measured by the S&P MidCap 400® Index3) outpaced the rest of the market (as measured by the S&P 500 Index).

At the sector level, six of the 10 major industry groups in the S&P 500 Index posted 12-month total returns in excess of 20%, two more posted gains greater than 10%, while only two sectors declined in the year. Unfortunately, those sectors that declined – consumer discretionary and financials – account for over 28% (on a market-weight basis) of the S&P 500 Index, which cost the market approximately 50 basis points in overall performance.

Q: How did the Affiliated Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 13.0%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,4 which returned 10.8% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to the Fund's performance relative to its benchmark was the financial services sector (owing to an underweight position), followed by the materials and processing sector and the technology sector.

Among individual holdings that contributed to performance were integrated oils holding ExxonMobil Corp. (the Fund's number-one contributor), an operator of petroleum and petrochemicals businesses throughout the world; utilities holding AT&T Inc., a communications services provider; financial services holding Bank of New York Mellon Corp., a worldwide provider of a complete range of financial and securities services to financial institutions, corporations, and individuals; and materials and processing holdings Freeport-McMoRan Copper & Gold, Inc., a miner and miller of copper, gold, and silver, and Monsanto, a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets.

The greatest detractor to performance was the integrated oils sector (owing to an underweight position), followed by the consumer discretionary sector and the healthcare sector (owing to an overweight position).

Among the individual holdings that detracted from performance were financial services holdings Citigroup Inc. (the Fund's number-one detractor), a diversified financial services holding company, and American International Group, Inc., a provider of a variety of insurance and insurance-related services; consumer discretionary holding Wal-Mart Stores, Inc., an operator of discount stores and supercenters; and healthcare holdings Boston Scientific Corp., a developer of minimally invasive medical devices, and Novartis AG, a manufacturer of pharmaceutical and nutrition products.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to CDSC. The CDSC is not reflected in the average annual total returns. If the CDSC was included, performance would have been lower.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and the S&P SmallCap 600® indexes to create a broad market portfolio representing 90% of U.S. equities. Companies in this index are split into two groups based on factors including price-to-book ratio to create the Composite Growth and Composite Value indexes.

3  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

4  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of October 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Russell 1000® Value Index, the S&P 500® Index and the S&P 500/Citigroup Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended October 31, 2007

	1 Year	5 Years	10 Years	Life of Class
Class A3	6.45%	13.44%	8.32%	—
Class B4	8.24%	13.94%	8.25%	—
Class C5	12.22%	14.05%	8.24%	—
Class F6	—	—	—	1.66	%*
Class I7	13.39%	15.21%	—	8.06%
Class P8	12.80%	14.68%	—	8.55%
Class R2[9]	—	—	—	1.60	%*
Class R3[10]	—	—	—	1.66	%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges.

3  Total return, which is the percent change in net asset value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on March 27, 1998. Performance is at net asset value.

8  Class P shares commenced operations on December 8, 1997. SEC effective date was November 24, 1997. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 through October 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 5/1/07 – 10/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,051.70	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.13
Class B
Actual	$1,000.00	$1,048.70	$7.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.81	$7.48
Class C
Actual	$1,000.00	$1,048.70	$7.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.81	$7.48
Class F
Actual	$1,000.00	$1,016.60	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class I
Actual	$1,000.00	$1,054.00	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.86	$2.40
Class P
Actual	$1,000.00	$1,051.20	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.69
Class R2
Actual	$1,000.00	$1,016.00	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.31	$0.91
Class R3
Actual	$1,000.00	$1,016.60	$0.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.41	$0.80

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 0.81% for Class A, 1.47% for Classes B and C, 0.54% for Class F, 0.47% for Class I, 0.92% for Class P, 0.96% for Class R2 and 0.85% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 34/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Auto & Transportation	1.97%
Consumer Discretionary	6.51%
Consumer Staples	12.46%
Financial Services	22.68%
Healthcare	9.20%
Integrated Oils	5.46%
Materials & Processing	7.34%
Sector*	%**
Other	4.84%
Other Energy	2.26%
Producer Durables	3.55%
Technology	14.22%
Utilities	7.93%
Short-Term Investment	1.58%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

October 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 97.65%
Aerospace 1.07%
Boeing Co. (The)	1,059,400	$104,446
Rockwell Collins, Inc.	1,596,131	119,407
Total		223,853
Agriculture, Fishing & Ranching 1.44%
Monsanto Co.	3,088,105	301,492
Air Transportation 1.14%
Delta Air Lines, Inc.*	11,431,000	237,765
Automobiles 0.58%
General Motors Corp.	3,108,700	121,830
Banks 5.60%
JPMorgan Chase & Co.	11,154,487	524,261
Marshall & Ilsley Corp.	1,552,852	66,307
PNC Financial Services Group, Inc. (The)	2,165,900	156,291
SunTrust Banks, Inc.	1,363,457	98,987
Wells Fargo & Co.	9,474,800	322,238
Total		1,168,084
Beverage: Soft Drinks 4.37%
Coca-Cola Co. (The)	7,328,428	452,603
Coca-Cola Enterprises Inc.	17,758,109	458,337
Total		910,940
Biotechnology Research & Production 0.57%
Amgen Inc.*	2,031,500	118,050
Chemicals 0.79%
Praxair, Inc.	1,935,231	165,424
Communications & Media 0.50%
Time Warner Inc.	5,766,786	105,302
Communications Technology 3.25%
Cisco Systems, Inc.*	8,925,037	295,062

Investments	Shares	Value (000)
Corning Inc.	4,390,900	$106,567
Juniper Networks, Inc.*	4,681,554	168,536
QUALCOMM Inc.	2,503,800	106,987
Total		677,152
Computer Services, Software & Systems 4.14%
Adobe Systems, Inc.*	1,901,400	91,077
Microsoft Corp.	12,131,700	446,568
Oracle Corp.*	14,677,138	325,392
Total		863,037
Computer Technology 5.89%
Hewlett-Packard Co.	7,705,117	398,200
International Business Machines Corp.	1,544,400	179,336
NVIDIA Corp.*	3,201,650	113,274
Sun Microsystems, Inc.*	94,167,886	537,699
Total		1,228,509
Copper 1.56%
Freeport-McMoRan Copper & Gold Inc.	2,760,760	324,886
Diversified Financial Services 10.55%
American Express Co.	701,700	42,769
Bank of New York Mellon Corp.	20,470,114	999,965
Citigroup, Inc.	12,365,300	518,106
Merrill Lynch & Co., Inc.	2,197,000	145,046
MetLife, Inc.	1,599,485	110,125
Morgan Stanley	5,716,315	384,479
Total		2,200,490
Drug & Grocery Store Chains 2.26%
Kroger Co. (The)	6,227,368	183,022
SUPERVALU INC.	7,466,358	289,322
Total		472,344
Drugs & Pharmaceuticals 7.11%
Abbott Laboratories	8,257,746	451,038

See Notes to Financial Statements.

Schedule of Investments (continued)

October 31, 2007

Investments	Shares	Value (000)
Drugs & Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	6,901,807	$206,985
Eli Lilly & Co.	3,545,147	191,970
Schering-Plough Corp.	1,937,457	59,131
Teva Pharmaceutical Industries Ltd. ADR	9,217,234	405,650
Wyeth	3,452,783	167,909
Total		1,482,683
Electrical Equipment & Components 1.66%
Emerson Electric Co.	6,614,239	345,726
Electronics: Semi-Conductors/ Components 0.92%
Altera Corp.	4,332,100	84,996
Avnet, Inc.*	561,000	23,405
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,925,456	84,406
Total		192,807
Financial Data Processing Services & Systems 0.48%
Paychex, Inc.	2,391,900	99,934
Financial: Miscellaneous 2.02%
Fannie Mae	7,377,373	420,805
Foods 2.73%
Kraft Foods Inc. Class A	14,732,144	492,201
Wm. Wrigley Jr. Co.	1,272,300	78,463
Total		570,664
Gold 1.77%
Barrick Gold Corp. (Canada)(a)	8,354,219	368,672
Health & Personal Care 1.51%
CVS Caremark Corp.	7,543,964	315,111
Insurance: Life 0.53%
Prudential Financial, Inc.	1,142,800	110,532

Investments	Shares	Value (000)
Insurance: Multi-Line 2.28%
American International Group, Inc.	2,757,463	$174,051
AON Corp.	6,635,244	300,709
Total		474,760
Machinery: Construction & Handling 0.81%
Caterpillar Inc.	2,272,318	169,538
Machinery: Oil Well Equipment & Services 1.31%
Schlumberger Ltd. (Netherlands Antilles)(a)	1,950,727	188,382
Smith International, Inc.	1,290,290	85,223
Total		273,605
Metals & Minerals Miscellaneous 1.11%
BHP Billiton Ltd. ADR	2,035,760	177,640
Companhia Vale do Rio Doce ADR	1,460,800	55,043
Total		232,683
Milling: Fruit & Grain Processing 0.64%
Archer Daniels Midland Co.	3,762,710	134,630
Multi-Sector Companies 4.83%
Eaton Corp.	1,112,901	103,032
Fortune Brands, Inc.	263,800	22,099
General Electric Co.	21,449,211	882,849
Total		1,007,980
Oil: Crude Producers 0.94%
Devon Energy Corp.	1,435,500	134,076
XTO Energy Inc.	949,200	63,008
Total		197,084
Oil: Integrated Domestic 0.64%
Occidental Petroleum Corp.	1,945,800	134,357

See Notes to Financial Statements.

Schedule of Investments (concluded)

October 31, 2007

Investments	Shares	Value (000)
Oil: Integrated International 4.81%
Exxon Mobil Corp.	10,900,892	$1,002,773
Radio & TV Broadcasters 0.43%
News Corp. Class B	3,893,307	89,274
Rental & Leasing Services: Consumer 1.27%
Hertz Global Holdings, Inc.*	12,232,726	265,205
Retail 0.38%
Kohl's Corp.*	1,449,300	79,668
Securities Brokerage & Services 0.62%
Charles Schwab Corp. (The)	5,531,835	128,560
Services: Commercial 2.91%
IAC/InterActiveCorp.*(b)	17,964,497	529,234
Waste Management, Inc.	2,155,961	78,456
Total		607,690
Soaps & Household Chemicals 3.08%
Colgate-Palmolive Co.	1,289,900	98,381
Procter & Gamble Co. (The)	7,819,872	543,637
Total		642,018
Textiles Apparel Manufacturers 1.00%
J. Crew Group, Inc.*(b)	5,569,526	208,300
Transportation: Miscellaneous 0.24%
United Parcel Service, Inc. Class B	663,000	49,791
Utilities: Electrical 3.62%
FPL Group, Inc.	2,345,870	160,504
PG&E Corp.	3,854,354	188,594
PPL Corp.	4,112,241	212,603
Progress Energy, Inc.	4,040,040	193,922
Total		755,623
Utilities: Gas Distributors 0.57%
Spectra Energy Corp.	4,619,086	120,004

Investments	Shares	Value (000)
Utilities: Telecommunications 3.72%
AT&T Inc.	16,606,275	$693,976
Verizon Communications, Inc.	1,778,374	81,930
Total		775,906
Total Common Stocks (cost $16,150,186,852)		20,375,541
LIMITED LIABILITY COMPANY 0.57%
Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	119,350
SHORT-TERM INVESTMENT 1.58%
	Principal Amount (000)
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $334,000,000 of Federal National Mortgage Assoc. at 5.32% due 4/3/2012; value: $336,505,000; proceeds: $329,942,720 (cost $329,903,498)	$329,903	329,903
Total Investments in Securities 99.80% (cost $16,616,490,350)		20,824,794
Other Assets in Excess of Liabilities 0.20%		41,673
Net Assets 100.00%		$20,866,467

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9)

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2007

ASSETS:
Investments in unaffiliated issuers, at value (cost $15,850,873,413)	$20,087,259,912
Investments in affiliated issuer, at value (cost $765,616,937)	737,534,354
Receivables:
Investment securities sold	294,176,877
Interest and dividends	31,113,282
Capital shares sold	10,044,564
Prepaid expenses and other assets	254,568
Total assets	21,160,383,557
LIABILITIES:
Payables:
Investment securities purchased	235,216,286
Capital shares reacquired	31,026,392
12b-1 distribution fees	12,411,118
Management fee	5,522,570
Directors' fees	4,517,046
Fund administration	701,965
To affiliates (See Note 3)	76,408
Accrued expenses and other liabilities	4,445,146
Total liabilities	293,916,931
NET ASSETS	$20,866,466,626
COMPOSITION OF NET ASSETS:
Paid-in capital	$14,616,492,406
Undistributed net investment income	26,377,440
Accumulated net realized gain on investments	2,015,292,864
Net unrealized appreciation on investments	4,208,303,916
Net Assets	$20,866,466,626
Net assets by class:
Class A Shares	$16,793,739,557
Class B Shares	$1,261,984,341
Class C Shares	$1,710,033,168
Class F Shares	$10,198
Class I Shares	$666,851,014
Class P Shares	$433,828,023
Class R2 Shares	$10,162
Class R3 Shares	$10,163
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	1,014,588,396
Class B Shares (300 million shares of common stock authorized, $.001 par value)	76,041,807
Class C Shares (300 million shares of common stock authorized, $.001 par value)	103,271,684
Class F Shares (300 million shares of common stock authorized, $.001 par value)	616
Class I Shares (300 million shares of common stock authorized, $.001 par value)	40,180,163
Class P Shares (200 million shares of common stock authorized, $.001 par value)	26,259,932
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	614
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	613.874
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.55
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.56
Class B Shares-Net asset value	$16.60
Class C Shares-Net asset value	$16.56
Class F Shares-Net asset value	$16.56
Class I Shares-Net asset value	$16.60
Class P Shares-Net asset value	$16.52
Class R2 Shares-Net asset value	$16.55
Class R3 Shares-Net asset value	$16.56

See Notes to Financial Statements.

Statement of Operations

For the Year Ended October 31, 2007

Investment income:
Dividends (net of foreign withholding taxes of $3,874,500)	$441,928,826
Interest	18,351,128
Total investment income	460,279,954
Expenses:
Management fee	64,111,752
12b-1 distribution plan-Class A	56,921,770
12b-1 distribution plan-Class B	13,139,720
12b-1 distribution plan-Class C	17,055,350
12b-1 distribution plan-Class F	1
12b-1 distribution plan-Class P	2,011,210
12b-1 distribution plan-Class R2	5
12b-1 distribution plan-Class R3	4
Shareholder servicing	19,093,172
Fund administration	8,421,567
Reports to shareholders	2,686,166
Subsidy (See Note 3)	999,544
Directors' fees	909,035
Custody	413,597
Registration	264,107
Professional	125,665
Other	462,780
Gross expenses	186,615,445
Expense reductions (See Note 7)	(572,857)
Net expenses	186,042,588
Net investment income	274,237,366
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	2,017,944,823
Net change in unrealized appreciation on investments	246,617,518
Net realized and unrealized gain	2,264,562,341
Net Increase in Net Assets Resulting From Operations	$2,538,799,707

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
Operations:
Net investment income	$274,237,366	$243,497,042
Net realized gain on investments in unaffiliated issuers and foreign currency related transactions	2,017,944,823	1,310,026,370
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	246,617,518	1,787,485,945
Net increase in net assets resulting from operations	2,538,799,707	3,341,009,357
Distributions to shareholders from:
Net investment income
Class A	(212,102,845)	(204,290,437)
Class B	(8,391,909)	(9,463,968)
Class C	(10,958,394)	(11,125,792)
Class I	(19,689,212)	(18,180,094)
Class P	(5,353,046)	(5,045,716)
Net realized gain
Class A	(1,015,360,203)	(1,010,344,307)
Class B	(84,725,798)	(94,643,215)
Class C	(105,226,327)	(107,522,805)
Class I	(76,725,810)	(72,549,790)
Class P	(27,647,593)	(25,931,338)
Total distributions to shareholders	(1,566,181,137)	(1,559,097,462)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	1,724,872,438	1,860,672,219
Reinvestment of distributions	1,363,526,838	1,341,697,265
Cost of shares reacquired	(3,940,207,795)	(3,088,439,142)
Net increase (decrease) in net assets resulting from capital share transactions	(851,808,519)	113,930,342
Net increase in net assets	120,810,051	1,895,842,237
NET ASSETS:
Beginning of year	$20,745,656,575	$18,849,814,338
End of year	$20,866,466,626	$20,745,656,575
Undistributed net investment income	$26,377,440	$8,629,937

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.84	$14.52	$13.95	$12.68	$10.80
Investment operations:
Net investment income(a)	.22	.20	.18	.12	.13
Net realized and unrealized gain	1.69	2.34	.84	1.35	2.36
Total from investment operations	1.91	2.54	1.02	1.47	2.49
Distributions to shareholders from:
Net investment income	(.20)	(.20)	(.20)	(.20)	(.20)
Net realized gain	(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.20)	(1.22)	(.45)	(.20)	(.61)
Net asset value, end of year	$16.55	$15.84	$14.52	$13.95	$12.68
Total Return(b)	12.96%	18.55%	7.38%	11.71%	24.07%
Ratios to Average Net Assets:
Expenses, including expense reductions	.81%	.82%	.82%	.83%	.84%
Expenses, excluding expense reductions	.81%	.82%	.83%	.83%	.84%
Net investment income	1.38%	1.31%	1.26%	.92%	1.17%
Supplemental Data:
Net assets, end of year (000)	$16,793,740	$16,090,845	$14,513,173	$13,790,608	$11,322,151
Portfolio turnover rate	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.88	$14.55	$13.97	$12.70	$10.81
Investment operations:
Net investment income(a)	.11	.10	.09	.04	.06
Net realized and unrealized gain	1.71	2.35	.85	1.34	2.36
Total from investment operations	1.82	2.45	.94	1.38	2.42
Distributions to shareholders from:
Net investment income	(.10)	(.10)	(.11)	(.11)	(.12)
Net realized gain	(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.10)	(1.12)	(.36)	(.11)	(.53)
Net asset value, end of year	$16.60	$15.88	$14.55	$13.97	$12.70
Total Return(b)	12.24%	17.80%	6.75%	10.94%	23.29%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.46%	1.47%	1.47%	1.48%	1.50%
Expenses, excluding expense reductions	1.46%	1.47%	1.48%	1.48%	1.50%
Net investment income	.73%	.66%	.61%	.27%	.51%
Supplemental Data:
Net assets, end of year (000)	$1,261,984	$1,346,862	$1,366,197	$1,424,229	$1,235,238
Portfolio turnover rate	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.85	$14.53	$13.95	$12.68	$10.80
Investment operations:
Net investment income(a)	.11	.10	.09	.04	.06
Net realized and unrealized gain	1.70	2.34	.85	1.34	2.35
Total from investment operations	1.81	2.44	.94	1.38	2.41
Distributions to shareholders from:
Net investment income	(.10)	(.10)	(.11)	(.11)	(.12)
Net realized gain	(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.10)	(1.12)	(.36)	(.11)	(.53)
Net asset value, end of year	$16.56	$15.85	$14.53	$13.95	$12.68
Total Return(b)	12.22%	17.77%	6.77%	10.97%	23.23%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.46%	1.47%	1.47%	1.48%	1.50%
Expenses, excluding expense reductions	1.46%	1.47%	1.48%	1.48%	1.50%
Net investment income	.73%	.66%	.60%	.27%	.51%
Supplemental Data:
Net assets, end of year (000)	$1,710,033	$1,665,058	$1,552,369	$1,457,255	$1,036,160
Portfolio turnover rate	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.29
Investment operations:
Net investment income(b)	.02
Net realized and unrealized gain	.25
Total from investment operations	.27
Net asset value, end of period	$16.56
Total Return(c)	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.05	%(d)
Expenses, excluding expense reductions	.05	%(d)
Net investment income	.14	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	85.96%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.88	$14.56	$13.98	$12.70	$10.82
Investment operations:
Net investment income(a)	.27	.25	.23	.17	.17
Net realized and unrealized gain	1.71	2.34	.85	1.35	2.36
Total from investment operations	1.98	2.59	1.08	1.52	2.53
Distributions to shareholders from:
Net investment income	(.26)	(.25)	(.25)	(.24)	(.24)
Net realized gain	(1.00)	(1.02)	(.25)	– (c)	(.41)
Total distributions	(1.26)	(1.27)	(.50)	(.24)	(.65)
Net asset value, end of year	$16.60	$15.88	$14.56	$13.98	$12.70
Total Return(b)	13.39%	18.91%	7.80%	12.14%	24.51%
Ratios to Average Net Assets:
Expenses, including expense reductions	.46%	.47%	.48%	.48%	.50%
Expenses, excluding expense reductions	.46%	.47%	.48%	.48%	.50%
Net investment income	1.74%	1.66%	1.60%	1.27%	1.51%
Supplemental Data:
Net assets, end of year (000)	$666,851	$1,208,936	$1,049,314	$907,011	$557,591
Portfolio turnover rate	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.82	$14.50	$13.93	$12.66	$10.78
Investment operations:
Net investment income(a)	.20	.18	.16	.11	.12
Net realized and unrealized gain	1.69	2.34	.85	1.35	2.36
Total from investment operations	1.89	2.52	1.01	1.46	2.48
Distributions to shareholders from:
Net investment income	(.19)	(.19)	(.19)	(.19)	(.19)
Net realized gain	(1.00)	(1.01)	(.25)	– (c)	(.41)
Total distributions	(1.19)	(1.20)	(.44)	(.19)	(.60)
Net asset value, end of year	$16.52	$15.82	$14.50	$13.93	$12.66
Total Return(b)	12.80%	18.46%	7.28%	11.60%	24.01%
Ratios to Average Net Assets:
Expenses, including expense reductions	.91%	.92%	.92%	.93%	.95%
Expenses, excluding expense reductions	.91%	.92%	.93%	.93%	.95%
Net investment income	1.27%	1.21%	1.14%	.82%	1.06%
Supplemental Data:
Net assets, end of year (000)	$433,828	$433,955	$368,761	$302,389	$178,794
Portfolio turnover rate	85.96%	39.95%	49.36%	33.02%	42.58%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.29
Investment operations:
Net investment income(b)	.02
Net realized and unrealized gain	.24
Total from investment operations	.26
Net asset value, end of period	$16.55
Total Return(c)	1.60	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.09	%(d)
Expenses, excluding expense reductions	.09	%(d)
Net investment income	.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	85.96%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.29
Investment operations:
Net investment income(b)	.02
Net realized and unrealized gain	.25
Total from investment operations	.27
Net asset value, end of period	$16.56
Total Return(c)	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.08	%(d)
Expenses, excluding expense reductions	.08	%(d)
Net investment income	.11	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	85.96%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y was renamed Class I. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using

Notes to Financial Statements (continued)

the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

Notes to Financial Statements (continued)

For the year ended October 31, 2007, the effective management fee paid to Lord Abbett was at a rate of .30% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating FINRA sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended October 31, 2007:

Distributor Commissions	Dealers' Concessions
$3,940,951	$21,171,228

Distributor received CDSCs of $82,633 and $103,995 for Class A and Class C shares, respectively, for the year ended October 31, 2007.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders

Notes to Financial Statements (continued)

are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

On October 25, 2007, a net investment income distribution of approximately $60,505,000 was declared by the Fund. In addition, on November 15, 2007, a short-term capital gain distribution of approximately $98,663,000 and a long-term capital gain distribution of approximately $1,921,928,000 were declared by the Fund. The distributions were paid on November 20, 2007 to shareholders of record on November 19, 2007.

The tax character of distributions paid during the fiscal years ended October 31, 2007 and 2006 were as follows:

	Year Ended 10/31/2007	Year Ended 10/31/2006
Distributions paid from:
Ordinary income	$402,509,406	$359,893,591
Net long-term capital gains	1,163,671,731	1,199,203,871
Total distributions paid	$1,566,181,137	$1,559,097,462

As of October 31, 2007, the components of accumulated earnings on a tax-basis are as follows:

Undistributed ordinary income – net	$128,276,384
Undistributed long-term capital gains	1,921,886,073
Total undistributed earnings	$2,050,162,457
Temporary differences	(4,517,046)
Unrealized gains - net	4,204,328,809
Total accumulated earnings - net	$6,249,974,220

As of October 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,620,465,457
Gross unrealized gain	4,375,723,263
Gross unrealized loss	(171,394,454)
Net unrealized security gain	$4,204,328,809

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended October 31, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$5,543	$(5,543)

The permanent difference is attributable to the tax treatment of certain distributions.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2007 are as follows:

Purchases	Sales
$17,682,656,794	$19,381,179,107

There were no purchases or sales of U.S. Government securities for the year ended October 31, 2007.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of their fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of October 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2007.

Notes to Financial Statements (continued)

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the year ended October 31, 2007:

Affiliates Issuer	Balance of Shares Held at 10/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2007	Value at 10/31/2007	Net Realized Gain (Loss) 11/1/2006 to 10/31/2007(a)	Dividend Income 11/1/2006 to 10/31/2007(a)
IAC/InterActiveCorp.(b)	7,167,564	11,385,833	588,900	17,964,497	$529,234,082	$-	$-
J. Crew Group, Inc.	-	5,569,526	-	5,569,526	208,300,272	-	-
Total					$737,534,354	$-	$-

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of October 31, 2006.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

Notes to Financial Statements (continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	74,434,848	$1,161,470,055	86,330,208	$1,283,285,204
Converted from Class B**	5,903,017	92,630,607	7,211,526	106,527,821
Reinvestment of distributions	72,945,482	1,093,441,547	75,796,541	1,072,408,520
Shares reacquired	(154,241,700)	(2,419,268,299)	(153,117,341)	(2,265,454,418)
Increase (decrease)	(958,353)	$(71,726,090)	16,220,934	$196,767,127
Class B Shares*
Shares sold	5,778,742	$90,101,010	7,179,980	$106,502,951
Reinvestment of distributions	5,192,673	77,932,965	6,113,874	86,583,445
Shares reacquired	(13,861,597)	(218,278,515)	(15,172,383)	(225,318,811)
Converted to Class A**	(5,883,086)	(92,630,607)	(7,189,361)	(106,527,821)
Decrease	(8,773,268)	$(142,875,147)	(9,067,890)	$(138,760,236)
Class C Shares
Shares sold	13,288,472	$205,888,013	15,449,822	$227,997,733
Reinvestment of distributions	4,796,778	71,814,612	4,945,672	69,907,960
Shares reacquired	(19,869,634)	(312,722,748)	(22,200,443)	(328,000,539)
Decrease	(1,784,384)	$(35,020,123)	(1,804,949)	$(30,094,846)

	Period Ended October 31, 2007†
Class F Shares	Shares	Amount
Shares sold	616	$10,032
Increase	616	$10,032

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	11,023,504	$175,023,633	8,621,487	$128,462,778
Reinvestment of distributions	6,210,753	93,381,151	6,208,013	88,071,703
Shares reacquired	(53,165,596)	(850,105,490)	(10,805,261)	(158,568,027)
Increase (decrease)	(35,931,339)	$(581,700,706)	4,024,239	$57,966,454
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	5,938,556	$92,359,695	7,737,327	$114,423,553
Reinvestment of distributions	1,802,139	26,956,563	1,749,765	24,725,637
Shares reacquired	(8,917,703)	(139,832,743)	(7,482,800)	(111,097,347)
Increase (decrease)	(1,177,008)	$(20,516,485)	2,004,292	$28,051,843

	Period Ended October 31, 2007†
Class R2 Shares	Shares	Amount
Shares sold	614	$10,000
Increase	614	$10,000
Class R3 Shares
Shares sold	613.874	$10,000
Increase	613.874	$10,000

*  Amounts for the year ended October 31, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (concluded)

13. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than April 30, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Lord Abbett Affiliated Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Affiliated Fund, Inc. (the "Company"), as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Affiliated Fund, Inc. as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
December 20, 2007

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Directors

The following independent or outside Directors ("Independent Directors") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

* Effective as of the close of business on December 14, 2007, there are 51 portfolios or series.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. since 1994 and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Sholom Dinsky (1944)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer; formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2000	Partner and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director of Equity Trading, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel; joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

98.53% of the ordinary income distributions paid by the Fund during fiscal 2007 is qualified dividend income. For corporate shareholders, 93.76% of the Fund's ordinary income distributions qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2007, $146,019,543 and $1,163,671,731, respectively, represent short-term and long-term capital gains.

LAA-2-1007
(12/07)

Lord Abbett Affiliated Fund, Inc.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Item 2:                              Code of Ethics.

(a)                     In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended October 31, 2007 (the “Period”).

(b)                    Not applicable.

(c)                     The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                    The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                     Not applicable.

(f)                       See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:                              Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                              Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2007 and 2006 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2007	2006
Audit Fees {a}	$49,500	$48,000
Audit-Related Fees {b}	0	3,231
Total audit and audit-related fees	49,500	51,231

Tax Fees {c}	10,482	10,306
All Other Fees {d}	-0-	-0-

Total Fees	$59,982	$61,537

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

{c} Fees for the fiscal year ended October 31, 2007 and 2006 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

{d} There were no other fees for the years ended October 31, 2007 and 2006.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2007 and 2006 were:

	Fiscal year ended:
	2007	2006
All Other Fees {a}	$137,700	$105,500

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended October 31, 2007 and 2006 were:

	Fiscal year ended:
	2007		2006
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                               Audit Committee of Listed Registrants.

Not applicable.

Item 6:                               Schedule of Investments.

Not applicable.

Item 7:                               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                              Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                        Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:                        Controls and Procedures.

(a)                     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                    There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                        Exhibits.

(a)(1)                   Amendments to Code of Ethics – Not applicable.

(a)(2)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)                  Not applicable.

(b)                                Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007